Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Income Tax Rate [Abstract]
Net income (loss) before income tax, amount	$ (3,272,217)	$ 469,887
Net income (loss) before income tax, percentage
Tax at Hong Kong statutory tax rate of 16.5%, amount	$ (539.916)	$ 77,531
Tax at Hong Kong statutory tax rate of 16.5%, percentage	16.50%	16.50%
Reconciling items:
Tax effect of temporary difference, amount		$ 1,877
Tax effect of temporary difference, percentage		0.40%
Tax effect of non-taxable income, amount	$ (89)	$ (2,825)
Tax effect of non-taxable income, percentage	0.00%	(0.60%)
Tax effect of non-deductible expenses, amount	$ 232,897	$ 12,151
Tax effect of non-deductible expenses, percentage	(7.10%)	2.60%
Income tax expense (credit), amount	$ (307,108)	$ 88,734
Income tax expense (credit), percentage	9.40%	18.90%